CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Accounts receivable, net of allowances	¥ 5,142	$ 746	¥ 37,690
Short Term Loan	5,000	725	150,000
Accounts payable	18,169	2,634	18,292
Deferred revenue and customer deposits	88,478	12,828	80,405
Current Operating lease liabilities	18,133	2,629	0
Accrued liabilities and other current liabilities	75,333	10,922	85,305
Amount due to related parties	0	0	54
Deferred revenue	3,585	520	3,845
Non Current operating lease liabilities	6,959	1,009	0
Other non-current liabilities	4,058	588	2,607
Deferred tax liabilities	¥ 22,131	$ 3,207	¥ 11,585
Class A Common Shares
Common shares, par value per share | $ / shares		$ 0.0001
Common shares, shares authorized	4,920,000,000	4,920,000,000	4,920,000,000
Common shares, shares issued	62,731,971	62,731,971	62,036,273
Common shares, shares outstanding	62,731,971	62,731,971	62,036,273
Treasury stock, common, shares	182,313	182,313	0
Class B Common Shares
Common shares, par value per share | $ / shares		$ 0.0001
Common shares, shares authorized	30,000,000	30,000,000	30,000,000
Common shares, shares issued	17,000,189	17,000,189	17,000,189
Common shares, shares outstanding	17,000,189	17,000,189	17,000,189
VIE
Short Term Loan	¥ 5,000	$ 725	¥ 0
Accounts payable	15,325	2,222	17,529
Deferred revenue and customer deposits	132,195	19,166	115,900
Current Operating lease liabilities	16,491	2,391	0
Accrued liabilities and other current liabilities	73,779	10,697	64,527
Amount due to related parties	0	0	54
Deferred revenue	3,585	520	569
Non Current operating lease liabilities	5,546	804	0
Other non-current liabilities	2,076	301	560
Deferred tax liabilities	¥ 4,824	$ 699	¥ 0